April 27, 2015

BNY MELLON FUNDS TRUST

BNY Mellon Income Stock Fund

Supplement to Statement of Additional Information

dated December 31, 2014

The following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

Fund	Municipal Securities[5]	Funding Agreements	REITs	Money Market Instruments[6]	Foreign Securities[7]	Emerging Markets	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
BNY Mellon Income Stock Fund			✓	✓	✓		✓

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